Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No.
Entity Registrant Name	Global Tech Industries Group, Inc.
Entity Central Index Key	0000356590
Entity Tax Identification Number	83-0250943
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	511 Sixth Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(212)
Local Phone Number	204-7926
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false